Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Blue Chip Investor Fund Shares
Account Value [Line Items]
Line Graph and Table Measure Name			Blue Chip Investor Fund
Account Value	$ 20,666	$ 20,666	$ 20,666	$ 17,502	$ 14,722	$ 17,661	$ 13,664	$ 13,699	$ 11,331	$ 13,354	$ 11,269	$ 9,499	$ 10,000
Average Annual Return, Percent	18.08%	8.57%	7.53%
S&P 500
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500
Account Value	$ 34,254	$ 34,254	$ 34,254	$ 27,399	$ 21,696	$ 26,494	$ 20,585	$ 17,386	$ 13,223	$ 13,829	$ 11,351	$ 10,138	$ 10,000
Average Annual Return, Percent	25.02%	14.53%	13.10%